Income Taxes - Schedule of Provision For Income Tax Rate Reconciliation (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Canadian statutory income tax rate	23.20%	24.10%	26.50%
Income tax provision at statutory rate	$ 2,298	$ (211)	$ 1,313
UK PRT and other taxes	(21)	(25)	(76)
Impact of deductible UK PRT and other taxes on corporate income tax	11	11	32
Foreign and domestic tax rate differentials	(11)	(52)	(48)
Non-taxable portion of capital gains	(26)	(10)	(65)
Stock options exercised for common shares	98	(25)	47
Income tax rate and other legislative changes	0	0	(1,618)
Non-taxable gain on corporate acquisitions	(110)	(52)	0
Revisions arising from prior year tax filings	16	(62)	(41)
Change in unrecognized capital loss carryforward asset	(26)	(10)	(65)
Other	18	(2)	61
Income tax	$ 2,247	$ (438)	$ (460)